LEASES - Components of lease expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Operating lease expense	¥ 11,506	¥ 12,065
Short-term lease expense	312	2,382
Total lease cost	¥ 11,818	¥ 14,447